Commitments and Contingencies - Schedule of Composition of Pledged Shares (Parentheticals) (Details) - Dec. 31, 2024	₪ / shares	€ / shares
Series D Secured Debentures [Member] | Matrix [Member]
Schedule of Composition of Pledged Shares [Abstract]
Par value | ₪ / shares	₪ 1
Series D Secured Debentures [Member] | Sapiens [Member]
Schedule of Composition of Pledged Shares [Abstract]
Par value | € / shares		€ 0.01
Series C Secured Debentures [Member] | Matrix [Member]
Schedule of Composition of Pledged Shares [Abstract]
Par value | ₪ / shares	₪ 1
Series C Secured Debentures [Member] | Sapiens [Member]
Schedule of Composition of Pledged Shares [Abstract]
Par value | € / shares		€ 0.01